Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in other comprehensive income related to employee benefits	$ (49)	$ (358)	$ (236)	$ (407)	$ (696)
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	93	91	71	184	147
Interest on net defined benefit (asset) liability	6	6	1	12	(1)
Other	4	4	4	8	8
Defined benefit expense	103	101	76	204	154
Defined contribution expense	23	19	15	42	29
Increase (decrease) in other comprehensive income related to employee benefits	(98)	(316)	(219)	(414)	(614)
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	(1)	13	7	12	14
Interest on net defined benefit (asset) liability	12	12	13	24	26
Other	(1)	2	1	1	2
Defined benefit expense	10	27	21	37	42
Increase (decrease) in other comprehensive income related to employee benefits	$ 49	$ (42)	$ (17)	$ 7	$ (82)